May 01, 2026
Guardian Balanced Allocation VIP Fund | Guardian Balanced Allocation VIP Fund
Investment Objective
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.
Fees and Expenses of the Fund

This table shows the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the fees and expenses shown in the table would be higher. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below. For information about these charges, fees and expenses, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.91%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment, if applicable.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Guardian Balanced Allocation VIP Fund	$93	$290	$504	$1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the end of its most recent fiscal year, the Fund's portfolio turnover rate was 137% of the average value of its portfolio.

Principal Investment Strategies

Wellington Management Company LLP, the Fund's subadviser (the "Subadviser"), seeks to achieve the Fund's objective by investing primarily in a diversified portfolio of equity investments and investment grade fixed income and other debt investments. Under normal circumstances, the Subadviser anticipates that approximately 60-70% of the Fund's assets will be allocated to equity investments and 30-40% of the Fund's assets will be allocated to fixed income and other debt investments. The Fund's assets are allocated among these asset classes based on the Subadviser's assessment of the relative risks and returns of each asset class.

The Fund's equity strategy seeks to provide long-term total returns by investing primarily in common stocks and other equity securities of U.S. large-capitalization companies and, to a lesser extent, U.S. mid-capitalization companies and foreign companies. The Fund may also invest in exchange-traded funds ("ETFs"). The Subadviser will allocate the Fund's assets in the equity strategy across a variety of industries, selecting companies in each industry based on the research of the Sub-adviser's team of global industry analysts. The Fund will typically seek to maintain representation in each major industry represented by broad-based, large-capitalization U.S. equity indices. The Subadviser may invest up to 15% of the Fund's net assets allocated to the equity strategy in securities of foreign issuers and non-dollar denominated securities.

In analyzing a prospective investment for the Fund's equity strategy, the Subadviser employs a "bottom-up" approach, using fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the Subadviser's assessment of a variety of factors, including the company's business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential.

The Fund's fixed income strategy seeks to provide long-term total returns by investing primarily in a broad range of high-quality U.S. fixed income securities (typically rated AA- or better by S&P Global (Ratings) ("S&P") or Aa3 or better by Moody's Investors Service, Inc. ("Moody's") or its equivalent by any other nationally recognized statistical rating organization ("NRSRO")). The Fund's fixed income investments primarily include U.S. government and agency securities, mortgage-backed and other asset-backed securities, taxable municipal bonds, and investment-grade U.S. dollar-denominated corporate and sovereign debt securities. The Subadviser will not invest the Fund's assets in securities rated below investment grade at the time of purchase or securities denominated in foreign currencies. The Subadviser may invest in fixed income-related derivatives, including, but not limited to futures contracts, forward transactions, options and swap agreements.

The Subadviser typically may sell investments when it believes that they no longer offer attractive future returns compared with other investment opportunities or that they present undesirable risks or in an attempt to limit losses on investments that may decline or have declined in value.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year and since inception periods compare with those of a broad measure of market performance and additional indexes. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Annual Returns (by calendar year)

Highest Quarterly Return: 10.51% (4th Q 2023) Lowest Quarterly Return: -4.56% (3rd Q 2022)
Average Annual Total Returns (for the periods ended December 31, 2025)
Fund	Inception‡	1 Year	Since Inception
Guardian Balanced Allocation VIP Fund	5/2/2022	12.92%	10.31%
Standard & Poor's 500® (65%)/Bloomberg US Aggregate Bond Index (35%) (reflects no deduction for fees, expenses or taxes)		14.24%	11.61%
Standard & Poor's 500® Index (reflects no deduction for fees, expenses or taxes)		17.89%	16.31%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.31%	2.85%

‡  Commencement of operations.